Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
Schedule of composition of assets grouped by major classification
	December 31,
	2017	2016

Cost:
Computers and electronic equipment	$2,719	$1,885
Office furniture and equipment	231	615
Leasehold improvements	97	442

	3,047	2,942
Accumulated depreciation:
Computers and electronic equipment	1,024	603
Office furniture and equipment	83	410
Leasehold improvements	16	413

	1,123	1,426

	$1,924	$1,516